Accrued Expenses and Other Current Liabilities (fuboTV Inc.)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
fuboTV Inc. [Member]
Accrued Expenses and Other Current Liabilities

5. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities are presented below:

	March 31,	December 31,
	2020	2019

Affiliate fees	$73,784	$68,671
Broadcasting and transmission	2,019	3,687
Selling and marketing	131	2,783
Sales tax	5,793	5,957
Other accrued expenses	2,631	2,298
Total accrued expenses and other current liabilities	$84,358	$83,396

5. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities are presented below:

	December 31,
	2019	2018
Affiliate fees	$68,671	$26,996

Broadcasting and transmission	3,687	188
Selling and marketing	2,783	314
Sales tax	5,957	2,192
Other accrued expenses	2,298	1,094
Total accrued expenses and other current liabilities	$83,396	$30,784